Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Deferred tax asset
	September 30,	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carry forwards	$1,163,400	$1,108,170

Net deferred tax assets before valuation allowance	$1,163,400	$1,108,170
Less: Valuation allowance	(1,163,400)	(1,108,170)
Net deferred tax assets	$-	$-

	December 31,	December 31,
	2018	2017
Deferred tax assets:
Net operating loss carry forwards	$1,108,170	$1,701,000

Net deferred tax assets before valuation allowance	$1,108,170	$1,701,000
Less: Valuation allowance	(1,108,170)	(1,701,000)
Net deferred tax assets	$-	$-

Reconciliation between the amounts of income tax
	September 30,	December 31,
	2019	2018

Federal and state statutory rate	21%	21%
Change in valuation allowance on deferred tax assets	(21%)	(21%)

	December 31,	December 31,
	2018	2017

Federal and state statutory rate	21%	35%
Change in valuation allowance on deferred tax assets	(21%)	(35%)